RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about current and non-current portion of reclamation (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclamation And Remediation Liabilities [Abstract]
Current reclamation and remediation liability	$ 1,056,006	$ 1,623,564
Non-current reclamation and remediation liability	24,436,475	23,907,547
Total reclamation and remediation liability	$ 25,492,481	$ 25,531,111	$ 41,466,250